Share Based Payments - Summary of Movements on Number of Share Options and Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding at beginning of the year | shares	57,212,650	54,198,851
Number of options, granted | shares	26,557,293	3,073,940
Number of options, Exercised | shares	(104,200)	(15,920)
Number of options, Forfeited | shares	(92,112)	(44,221)
Number of options, Outstanding at end of the year | shares	83,573,631	57,212,650
Number of options, Exercisable at end of the year | shares	66,322,324	45,770,544
Weighted-average exercise price, Outstanding at beginning of the year | $ / shares	$ 2.09	$ 1.67
Weighted-average exercise price, Granted | $ / shares	16.45	9.39
Weighted-average exercise price, Exercised | $ / shares	(1)	(2.56)
Weighted-average exercise price, Forfeited | $ / shares	(9.72)	(3.81)
Weighted-average exercise price, Outstanding at end of the year | $ / shares	6.72	2.09
Weighted-average exercise price, Exercisable at end of the year | $ / shares	$ 5.28	$ 1.44